Investment Shares | Tax-Free Money Market Fund

Tax-Free Money Market Fund(the "Fund")

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income exempt from federal income tax consistent with stability of principal.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investment Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Investment Shares Tax-Free Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Investment Shares Tax-Free Money Market Fund
Management Fee	0.50%
Distribution (12b-1) Fee	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.91%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Investment Shares Tax-Free Money Market Fund
1 Year	93
3 Years	290
5 Years	504
10 Years	1,120

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund invests primarily in a portfolio of short-term, high-quality, tax-exempt securities. At least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including the alternative minimum tax for individuals and corporations (AMT).

Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund's investment adviser ("Adviser") to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities, such as the following types, some of which may be subject to credit enhancement: variable rate demand notes, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Issuer Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction; or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
  Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.
  Risks Associated with Investing Share Purchase Proceeds. On days where there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risks Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees ("Board") were to determine pursuant to Rule 2a-7 that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
  Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Investment Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns over the stated periods. The Fund's performance will fluctuate, and past performance is not necessarily an indication of future results. Updated performance information for the Fund is available by calling the Fund at 1-800-341-7400.

Tax-Free Money Market Fund - Investment Shares

The Fund's Investment Shares total return for the three-month period from January 1, 2011 to March 31, 2011, was 0.00%.

Within the periods shown in the bar chart, the Fund's Investment Shares highest quarterly return was 0.76% (quarter ended June 30, 2007). Its lowest quarterly return was 0.00% (quarter ended March 31, 2010).

Average Annual Total Return Table

The following table represents the Fund's Investment Shares Average Annual Total Returns for the calendar periods ended December 31, 2010.
Average Annual Total Returns -	Investment Shares Tax-Free Money Market Fund
1 Year	0.01%
5 Years	1.56%
10 Years	1.37%

The Fund's Investment Shares 7-Day Net Yieldas of December 31, 2010, was 0.01%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.